Intangible Assets and Goodwill - Summary of Assumption for Calculation of Cash flow Projections (Detail)	Mar. 31, 2026	Mar. 31, 2025
Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax) p.a.	16.80%	19.10%
Discount rate (post-tax) p.a.	15.70%	16.50%
Terminal value growth rate	4.50%	4.50%
Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax) p.a.	16.90%	20.10%
Discount rate (post-tax) p.a.	15.70%	16.50%
Terminal value growth rate	4.50%	4.50%
Bus Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax) p.a.	17.20%	20.60%
Discount rate (post-tax) p.a.	15.70%	16.50%
Terminal value growth rate	4.00%	4.00%
Bottom of Range [Member] | Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	8.00%	10.10%
EBITDA margin	4.30%	6.50%
Bottom of Range [Member] | Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	13.30%	13.00%
EBITDA margin	16.60%	17.50%
Bottom of Range [Member] | Bus Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	9.00%	10.00%
EBITDA margin	25.30%	19.90%
Top of Range [Member] | Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	14.00%	15.60%
EBITDA margin	6.70%	7.00%
Top of Range [Member] | Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	17.00%	20.70%
EBITDA margin	18.90%	21.90%
Top of Range [Member] | Bus Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	24.00%	20.00%
EBITDA margin	33.30%	26.10%